Earnings per share	12 Months Ended
Dec. 31, 2024
Basic earnings per share [abstract]
Earnings per share [Text Block]

29. Earnings per share

	Year ended December 31,
	2024	2023
Weighted average common shares outstanding
Basic	376,785,518	310,845,281
Plus net incremental shares from:
Assumed conversion: stock options	483,149	107,829
Assumed conversion: warrants	22,544	-
Diluted weighted average common shares outstanding	377,291,211	310,953,110

The calculation of dilutive weighted-average number of common shares excludes the impact of 4,127 shares for the year ended December 31, 2024 (year ended December 31, 2023 - 14,530). The shares related to stock options and warrants were excluded as the exercise price related to the particular security exceeded the average market price of the Company's common shares for the period, or the inclusion of the share units had an anti-dilutive effect on net income.